Offerings - Offering: 1	Mar. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	European Wax Center, Inc. 2025 Inducement Plan - Common Stock, $0.00001 par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.11
Maximum Aggregate Offering Price	$ 16,440,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,516.97
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional shares of the registrant’s common stock that may become issuable pursuant to terms designed to prevent dilution resulting from share splits, share dividends or similar events.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high ($4.275) and low ($3.94) prices of the Registrant’s Common Stock as reported on the Nasdaq Stock Market on March 20, 2025.
(3)
Represents shares of Common Stock reserved for issuance under the 2025 Inducement Plan.